   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2003

                                                             FILE NO. 333-104972
                                                              FILE NO. 811-21339

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. 1           [X]
                          POST-EFFECTIVE AMENDMENT NO.           [ ]
                                       AND
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO. 1                  [X]

                              ---------------------

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                        (A MASSACHUSETTS BUSINESS TRUST)
                           (EXACT NAME OF REGISTRANT)


                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397


                                   BARRY FINK
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                           1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                  COPIES TO:

                             STUART M. STRAUSS, ESQ.
                          MAYER, BROWN, ROWE & MAW, LLP
                                  1675 BROADWAY
                               NEW YORK, NY 10019

                             ---------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

                             ---------------------

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

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[MORGAN STANLEY LOGO]













MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS




Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio









                                       SHAREHOLDER SERVICES:
                                       [1-800-548-7786]

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                                       PRICES AND INVESTMENT RESULTS:
                                       [www.morganstanley.com/im]

                                       -----------------------------------------

                                       INVESTMENT ADVISER: MORGAN STANLEY
                                       INVESTMENT MANAGEMENT INC.

                                       -----------------------------------------

                                       Morgan Stanley Institutional Liquidity
                                       Funds (the "Fund") is a mutual fund
                                       organized as a Massachusetts business
                                       trust currently consisting of the seven
                                       Portfolios which are described in this
                                       prospectus. This prospectus offers
                                       Institutional Class Shares of the
                                       Portfolio described herein.

                                       -----------------------------------------

                                       The Securities and Exchange Commission
                                       has not approved or disapproved these
                                       securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

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TABLE OF CONTENTS


                                                                            PAGE


THE PORTFOLIOS
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Money Market Portfolio                                                        1
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Prime Portfolio                                                               2
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Government Portfolio                                                          3
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Government Securities Portfolio                                               4
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Treasury Portfolio                                                            5
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Treasury Securities Portfolio                                                 6
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Tax-Exempt Portfolio                                                          7
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FEES AND EXPENSES OF THE PORTFOLIOS                                           8
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ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION                           9
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PURCHASING SHARES                                                            11
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REDEEMING SHARES                                                             12
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GENERAL SHAREHOLDER INFORMATION                                              14
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INVESTMENT ADVISER                                                           16
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                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

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MONEY MARKET PORTFOLIO

OBJECTIVE

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations) certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser"), has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

PRIME PORTFOLIO

OBJECTIVE

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------
GOVERNMENT PORTFOLIO

OBJECTIVE

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

GOVERNMENT SECURITIES PORTFOLIO

OBJECTIVE

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") and Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser"), follow an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------
TREASURY PORTFOLIO

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

TREASURY SECURITIES PORTFOLIO


OBJECTIVE

The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------
TAX-EXEMPT PORTFOLIO

OBJECTIVE

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.


PRINCIPAL RISKS

There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

FEES AND EXPENSES OF THE PORTFOLIOS


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Institutional Class of the Portfolios. These expenses are deducted from the Institutional Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.




                                                                       ANNUAL PORTFOLIO OPERATING EXPENSES

                                                 MONEY                             GOVERNMENT               TREASURY
                                                 MARKET      PRIME    GOVERNMENT   SECURITIES   TREASURY   SECURITIES  TAX-EXEMPT
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
Advisory Fee                                     0.15%       0.15%      0.15%        0.15%        0.15%      0.15%        0.15%
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12b-1 Fee                                        0.00%       0.00%      0.00%        0.00%        0.00%      0.00%        0.00%
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                  0.25%       0.25%      0.25%        0.25%        0.25%      0.25%        0.25%
---------------------------------------------------------------------------------------------------------------------------------
Total Institutional Class Operating Expenses**   0.40%       0.40%      0.40%        0.40%        0.40%      0.40%        0.40%
---------------------------------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts.

** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Institutional Class will not exceed 0.20% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.


[SIDEBAR]
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
[END SIDEBAR]



[END SIDEBAR]
The example assumes that you invest $10,000 in each Portfolio's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right. [END SIDEBAR]



EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.




                                                  1 YEAR            3 YEARS
Money Market Portfolio                             $41               $128
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Prime Portfolio                                     41                128
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Government Portfolio                                41                128
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Government Securities Portfolio                     41                128
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Treasury Portfolio                                  41                128
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Treasury Securities Portfolio                       41                128
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                41                128
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                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------

ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION


BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae") , the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------
PURCHASING SHARES


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Institutional Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Institutional Class shares of each Portfolio. The Fund also offers other classes of shares through a separate Propectus. For information regarding other share classes, contact the Fund or your financial intermediary.

Institutional Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Institutional Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Institutional Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.



PURCHASE BY MAIL

You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.


Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

PURCHASE BY WIRE

You may purchase Institutional Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.



AUTOMATIC PURCHASES

Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.



ADDITIONAL INVESTMENTS

You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is expected that checks will be converted to Federal Funds within two business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.



OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------
REDEEMING SHARES


You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.


BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

GENERAL SHAREHOLDER INFORMATION


VALUATION OF SHARES

The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.



Prime Portfolio                        As of 5:00 p.m. Eastern time
Money Market Portfolio
Government Portfolio
Treasury Portfolio

Government Securities                  As of 3:00 p.m. Eastern time
Portfolio
Treasury Securities
Portfolio

Tax-Exempt Portfolio                   As of 2:00 p.m. Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund or for Class A shares of available portfolios of Morgan Stanley Institutional Fund, Inc. or Institutional Class shares of Morgan Stanley Institutional Fund Trust based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for Morgan Stanley Institutional Fund Inc. or Morgan Stanley Institutional Fund Trust, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund or portfolios of other funds may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.
Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS

The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.

The Portfolios declare income dividends at approximately   p.m. on each
business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES

The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.

Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.

                                       -----------------------------------------

                                         INSTITUTIONAL CLASS PROSPECTUS

                                       -----------------------------------------

                                         November   , 2003

                                       -----------------------------------------



With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.


Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.


When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

INVESTMENT ADVISER

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan
Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management
with approximately $      billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.



SUB-ADVISER

Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.



PORTFOLIO MANAGEMENT

The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.



DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.

WHERE TO FIND ADDITIONAL INFORMATION


In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.


Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003

[MORGAN STANLEY LOGO]


Morgan Stanley Institutional Liquidity Funds


Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio
Tax-Exempt Portfolio


SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:

[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven Portfolios which are described in this prospectus. This prospectus offers Service Class Shares of the Portfolio described herein.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                        SERVICE CLASS PROSPECTUS

                                                        November   , 2003



Table of Contents



THE PORTFOLIOS                                          PAGE
------------------------------------------------------------
Money Market Portfolio                                    1
------------------------------------------------------------
Prime Portfolio                                           2
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Government Portfolio                                      3
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Government Securities Portfolio                           4
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Treasury Portfolio                                        5
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Treasury Securities Portfolio                             6
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Tax-Exempt Portfolio                                      7
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FEES AND EXPENSES OF THE PORTFOLIOS                       8
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ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
------------------------------------------------------------
PURCHASING SHARES                                        11
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REDEEMING SHARES                                         13
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GENERAL SHAREHOLDER INFORMATION                          14
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INVESTMENT ADVISER                                       16
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                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003

Money Market Portfolio

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign banks, or of U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser"), as sub-adviser to the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.


The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Prime Portfolio

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                        SERVICE CLASS PROSPECTUS

                                                         November   , 2003
Government Portfolio

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Government Securities Portfolio

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003

Treasury Portfolio

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Treasury Securities Portfolio

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003

Tax-Exempt Portfolio

OBJECTIVE

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.


The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.


While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis, taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Fees and Expenses of the Portfolios


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Service Class of the Portfolios. These expenses are deducted from the Service Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.




                                                          ANNUAL PORTFOLIO OPERATING EXPENSES
                                 MONEY                                  GOVERNMENT                     TREASURY
                                MARKET         PRIME     GOVERNMENT     SECURITIES      TREASURY     SECURITIES    TAX-EXEMPT
                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
 Advisory Fee                   0.15%         0.15%         0.15%          0.15%          0.15%         0.15%          0.15%
------------------------------------------------------------------------------------------------------------------------------
 12b-1 Fee                      0.00%         0.00%         0.00%          0.00%          0.00%         0.00%          0.00%
------------------------------------------------------------------------------------------------------------------------------
 Other Expenses*                0.25%         0.25%         0.25%          0.25%          0.25%         0.25%          0.25%
------------------------------------------------------------------------------------------------------------------------------
  Shareholder
  Administration Fee**          0.05%         0.05%         0.05%          0.05%          0.05%         0.05%          0.05%
------------------------------------------------------------------------------------------------------------------------------
 Total Service Class
 Operating Expenses***          0.45%         0.45%         0.45%          0.45%          0.45%         0.45%          0.45%
------------------------------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts.

** Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Service Class Shares in connection with their customers' accounts.

*** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Service Class will not exceed 0.25% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.



(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Service Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Service Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)


EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio's Service Class with the cost of investing in other mutual funds.






                                     1 YEAR    3 YEARS
------------------------------------------------------
Money Market Portfolio                 $46       $144
------------------------------------------------------
Prime Portfolio                         46        144
------------------------------------------------------
Government Portfolio                    46        144
------------------------------------------------------
Government Securities Portfolio         46        144
------------------------------------------------------
Treasury Portfolio                      46        144
------------------------------------------------------
Treasury Securities Portfolio           46        144
------------------------------------------------------
Tax-Exempt Portfolio                    46        144
------------------------------------------------------

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003


Additional Investment Strategy and Risk Information


BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.


U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.


CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.


TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003


Purchasing Shares


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state- chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Service Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Service Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Service Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary. Investors purchasing shares through a financial intermediary (also referred to as a service organization) may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Service Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Service Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Service Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.



PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

PURCHASE BY WIRE
You may purchase Service Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.



AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS

You may make additional investments of Service Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is anticipated that checks will be converted to Federal Funds written two business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.



OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003


Redeeming Shares


You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.



BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.



ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.


The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.




Prime Portfolio            As of 5:00 p.m.
Money Market Portfolio     Eastern time
Government Portfolio
Treasury Portfolio

Government Securities      As of 3:00 p.m.
Portfolio                  Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio       As of 2:00 p.m.
                           Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.



You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.



When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.



The Portfolios declare income dividends at approximately   p.m. on each
business day based on their respective estimated daily net income to shareholders of record. To the extent actual income in greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.



Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.

With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you

                                                        SERVICE CLASS PROSPECTUS

                                                        November , 2003


should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.



With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.


Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.



When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.



SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT
The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.


DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.


The Adviser, Distribution and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.


SHAREHOLDER ADMINISTRATION PLAN
The Fund has adopted an Administration Plan for each Portfolio's Service Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.05% of each Portfolio's average daily net assets attributable to Service Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003


[MORGAN STANLEY LOGO OMITTED]




Morgan Stanley Institutional Liquidity Funds


Money Market Portfolio
Prime Portfolio
Government Porfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio









                                        SHAREHOLDER SERVICES:
                                        [1-800-548-7786]
                                        ----------------------------------------

                                        PRICES AND INVESTMENT RESULTS:
                                        [www.morganstanley.com/im]
                                        ----------------------------------------

                                        INVESTMENT ADVISER: MORGAN STANLEY
                                        INVESTMENT MANAGEMENT INC.

                                        ----------------------------------------

                                        Morgan Stanley Institutional Liquidity
                                        Funds (the "Fund") is a mutual fund
                                        organized as a Massachusetts business
                                        trust currently consisting of the seven
                                        Portfolios which are described in this
                                        prospectus. This prospectus offers
                                        Investor Class Shares of the Portfolio
                                        described herein.

                                        ----------------------------------------
                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or passed upon the adequacy
                                        of this prospectus. Any representation
                                        to the contrary is a criminal offense.

                                                       INVESTOR CLASS PROSPECTUS

                                                       November   , 2003


Table of Contents

                                                        PAGE




THE PORTFOLIOS
---------------------------------------------------------------
Money Market Portfolio                                    1
---------------------------------------------------------------
Prime Portfolio                                           2
---------------------------------------------------------------
Government Portfolio                                      3
---------------------------------------------------------------
Government Securities Portfolio                           4
---------------------------------------------------------------
Treasury Portfolio                                        5
---------------------------------------------------------------
Treasury Securities Portfolio                             6
---------------------------------------------------------------
Tax-Exempt Portfolio                                      7
---------------------------------------------------------------


FEES AND EXPENSES OF THE PORTFOLIOS                       8
---------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
---------------------------------------------------------------
PURCHASING SHARES                                        11
---------------------------------------------------------------
REDEEMING SHARES                                         13
---------------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          14
---------------------------------------------------------------
INVESTMENT ADVISER                                       16
---------------------------------------------------------------

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Money Market Portfolio

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign banks, or of U.S. branches of foreign banks or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Prime Portfolio

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Government Portfolio

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Government Securities Portfolio

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Treasury Portfolio

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Treasury Securities Portfolio

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Tax-Exempt Portfolio


OBJECTIVE

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the yield curve and the Portfolio's recent cash flow experience.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Fees and Expenses of the Portfolios


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Investor Class of the Portfolios. These expenses are deducted from the Investor Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.


(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                             MONEY                              GOVERNMENT                TREASURY
                             MARKET      PRIME     GOVERNMENT   SECURITIES    TREASURY   SECURITIES   TAX-EXEMPT
                           PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
 Advisory Fee                 0.15%       0.15%       0.15%        0.15%        0.15%       0.15%        0.15%
----------------------------------------------------------------------------------------------------------------
 12b-1 Fee                    0.00%       0.00%       0.00%        0.00%        0.00%       0.00%        0.00%
----------------------------------------------------------------------------------------------------------------
 Other Expenses*              0.25%       0.25%       0.25%        0.25%        0.25%       0.25%        0.25%
----------------------------------------------------------------------------------------------------------------
  Shareholder
  Administration Fee**        0.10%       0.10%       0.10%        0.10%        0.10%       0.10%        0.10%
----------------------------------------------------------------------------------------------------------------
 Total Investor Class
 Operating Expenses***        0.50%       0.50%       0.50%        0.50%        0.50%       0.50%        0.50%
----------------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts.

* Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class Shares in connection with their customers' accounts.

*** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Investor Class will not exceed 0.30% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.


(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Investor Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)


EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio's Investor Class with the cost of investing in other mutual funds.



                                      1 YEAR    3 YEARS
Money Market Portfolio                 $51       $160
------------------------------------------------------------
Prime Portfolio                         51        160
------------------------------------------------------------
Government Portfolio                    51        160
------------------------------------------------------------
Government Securities Portfolio         51        160
------------------------------------------------------------
Treasury Portfolio                      51        160
------------------------------------------------------------
Treasury Securities Portfolio           51        160
------------------------------------------------------------
Tax-Exempt Portfolio                    51        160
------------------------------------------------------------

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Additional Investment Strategy and Risk Information


BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.


U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.


CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.


TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Purchasing Shares


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it..

Investor Class Shares are available to investors who at the time of initial purchase make a minimum investment of $10,000,000, or, to clients of Morgan Stanley Private Wealth Management. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Investor Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Investor Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Investor Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Investor Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Investor Class Shares are purchased provided the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

PURCHASE BY WIRE
You may purchase Investor Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS

You may make additional investments of Investor Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is expected that checks will be converted to Federal Funds within two business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



Redeeming Shares


You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.


BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.


Prime Portfolio                         As of 5:00 p.m.
Money Market Portfolio                  Eastern time
Government Portfolio
Treasury Portfolio


Government Securities                   As of 3:00 p.m.
Portfolio                               Eastern time
Treasury Securities
Portfolio


Tax-Exempt Portfolio                    As of 2:00 p.m.
                                        Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Investor Class Shares for Investor Class Shares of other available Portfolios of the Fund or for Investment Class shares of Morgan Stanley Institutional Fund Trust based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for Morgan Stanley Institutional Fund Trust, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund or portfolios of another fund may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.


The Portfolios declare income dividends at approximately     p.m. on each
business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.



Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.

                                        INVESTOR CLASS PROSPECTUS

                                        November   , 2003



With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.


With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.


When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global finanical services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT
The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

SHAREHOLDER ADMINISTRATION PLAN
The Fund has adopted an Administration Plan for each Portfolio's Investor Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.10% of each Portfolio's average daily net assets attributable to Investor Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

The Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798

FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

[MORGAN STANLEY LOGO]                            November , 2003


Morgan Stanley Institutional Liquidity Funds


Money Market Portfolio
Prime Portfolio

Government Portfolio

Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio


SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:

[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven Portfolios which are described in this prospectus. This prospectus offers Administrative Class Shares of the Portfolio described herein.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003


Table of Contents


THE PORTFOLIOS                                          PAGE
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Money Market Portfolio                                    1
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Prime Portfolio                                           2
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Government Portfolio                                      3
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Government Securities Portfolio                           4
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Treasury Portfolio                                        5
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Treasury Securities Portfolio                             6
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Tax-Exempt Portfolio                                      7
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FEES AND EXPENSES OF THE PORTFOLIOS                       8
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ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
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PURCHASING SHARES                                        11
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REDEEMING SHARES                                         13
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GENERAL SHAREHOLDER INFORMATION                          14
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INVESTMENT ADVISER                                       16
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                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003

Money Market Portfolio

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or or foreign banks, or of U.S. branches, of foreign banks or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser to the portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.


The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Prime Portfolio

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003

Government Portfolio

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Government Securities Portfolio

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003

Treasury Portfolio

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Treasury Securities Portfolio

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser" ) has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003

Tax-Exempt Portfolio

OBJECTIVE
The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Advisor") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratio and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experiences.

PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.
You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Fees and Expenses of the Portfolios


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Administrative Class of the Portfolios. These expenses are deducted from the Administrative Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.





                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                         -------------------------------------------------------------------------------------
                               MONEY                           GOVERNMENT                 TREASURY
                              MARKET      PRIME   GOVERNMENT   SECURITIES    TREASURY   SECURITIES  TAX-EXEMPT
                           PORTFOLIO   PORFOLIO    PORTFOLIO     PORFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
Advisory Fee                 0.15%       0.15%      0.15%        0.15%        0.15%       0.15%        0.15%
--------------------------------------------------------------------------------------------------------------
12b-1 Fee                    0.00%       0.00%      0.00%        0.00%        0.00%       0.00%        0.00%
--------------------------------------------------------------------------------------------------------------
Other Expenses*              0.25%       0.25%      0.25%        0.25%        0.25%       0.25%        0.25%
--------------------------------------------------------------------------------------------------------------
Shareholder
Administration Fees**        0.15%       0.15%      0.15%        0.15%        0.15%       0.15%        0.15%
--------------------------------------------------------------------------------------------------------------
Total Administrative
Class Operating
Expenses***                  0.55%       0.55%      0.55%        0.55%        0.55%       0.55%        0.55%
--------------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts.


** Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.

*** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Administrative Class will not exceed 0.35% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.


(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Administrative Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Administrative Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right. (end sidebar)



EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.




                                      1 YEAR    3 YEARS
Money Market Portfolio                 $56       $176
-------------------------------------------------------
Prime Portfolio                         56        176
-------------------------------------------------------
Government Portfolio                    56        176
-------------------------------------------------------
Government Securities Portfolio         56        176
-------------------------------------------------------
Treasury Portfolio                      56        176
-------------------------------------------------------
Treasury Securities Portfolio           56        176
-------------------------------------------------------
Tax-Exempt Portfolio                    56        176
-------------------------------------------------------

                                                  ADMINISTATIVE CLASS PROSPECTUS

                                                  November , 2003

Additional Investment Strategy and Risk Information


BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.


U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.


CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.


TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                                 November , 2003

Purchasing Shares


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Administrative Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Administrative Class Shares of each Portfolio. The Fund offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Administrative Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Administrative Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Administrative Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Administrative Class Shares are purchased provided the Fed receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be purchased until receipt of Federal Funds.



PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.



PURCHASE BY WIRE
You may purchase Administrative Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.



AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS

You may make additional investments of Administrative Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is expected that checks will be converted to Federal Funds within 2 business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.



OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003


 Redeeming Shares

You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.



BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.



ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.


The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.




Prime Portfolio            As of 5:00 p.m.
Money Market Portfolio     Eastern time
Government Portfolio
Treasury Portfolio

Government Securities      As of 3:00 p.m.
Portfolio                  Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio       As of 2:00 p.m.
                           Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.



You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.
Exchange requests can also be made by calling 1-800-548-7786.



When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.



The Portfolios declare income dividends at approximately   p.m. on each
business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.



Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.



With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you

                                                 ADMINISTRATIVE CLASS PROSPECTUS

                                                 November , 2003



should consult your own tax adviser to determine whether distributions from the Government Securities are exempt from state taxation in your own state.



With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.


Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.


Every January, you will be sent a statement
(IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.



When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.



SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT
The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.


DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.


The Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.


SHAREHOLDER ADMINISTRATION PLAN
The Fund has adopted an Administration Plan for each Portfolio's Administrative Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.15% of each Portfolio's average daily net assets attributable to Administrative Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide administrative services to shareholders.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                                                       ADVISORY CLASS PROSPECTUS

                                                                 November , 2003
[MORGAN STANLEY LOGO]


Morgan Stanley Institutional Liquidity Funds


Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio
Tax-Exempt Portfolio


SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:

[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------

Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the seven Portfolios which are described in this prospectus. This prospectus offers Advisory Class Shares of the Portfolio described herein.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                       ADVISORY CLASS PROSPECTUS

                                                                 November , 2003


Table of Contents


THE PORTFOLIOS                                         PAGE
-----------------------------------------------------------
Money Market Portfolio                                    1
-----------------------------------------------------------
Prime Portfolio                                           2
-----------------------------------------------------------
Government Portfolio                                      3
-----------------------------------------------------------
Government Securities Portfolio                           4
-----------------------------------------------------------
Treasury Portfolio                                        5
-----------------------------------------------------------
Treasury Securities Portfolio                             6
-----------------------------------------------------------
Tax-Exempt Portfolio                                      7
-----------------------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIOS                       8
-----------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-----------------------------------------------------------
PURCHASING SHARES                                        11
-----------------------------------------------------------
REDEEMING SHARES                                         13
-----------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          14
-----------------------------------------------------------
INVESTMENT ADVISER                                       16
-----------------------------------------------------------

                                                       ADVISORY CLASS PROSPECTUS

                                                                 November , 2003


Money Market Portfolio

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks of U.S. or foreign branches, or branches of foreign banks or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.


The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Prime Portfolio

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003

Government Portfolio

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Government Securities Portfolio

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                       ADVISORY CLASS PROSPECTUS

                                                                 November , 2003

Treasury Portfolio

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.



APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Treasury Securities Portfolio

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.



PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.



PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.



A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.


The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003

Tax-Exempt Portfolio

OBJECTIVE

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.


The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.


While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Fees and Expenses of the Portfolios


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Advisory Class of the Portfolios. These expenses are deducted from the Advisory Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.





                                                   ANNUAL PORTFOLIO OPERATING EXPENSES
                                MONEY                           GOVERNMENT               TREASURY
                               MARKET       PRIME  GOVERNMENT   SECURITIES    TREASURY   SECURITIES  TAX-EXEMPT
                            PORTFOLIO   PORTFOLIO   PORTFOLIO     PORFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
Advisory Fee                  0.15%       0.15%       0.15%        0.15%        0.15%       0.15%        0.15%
----------------------------------------------------------------------------------------------------------------
12b-1 Fees                    0.00%       0.00%       0.00%        0.00%        0.00%       0.00%        0.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses*               0.25%       0.25%       0.25%        0.25%        0.25%       0.25%        0.25%
----------------------------------------------------------------------------------------------------------------
 Service and Shareholder
 Administration Fee*          0.25%       0.25%       0.25%        0.25%        0.25%       0.25%        0.25%
----------------------------------------------------------------------------------------------------------------
Total Advisory Class
Operating Expenses***         0.65%       0.65%       0.65%        0.65%        0.65%       0.65%        0.65%
----------------------------------------------------------------------------------------------------------------


*    Other Expenses are based on estimated amounts.

** Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Advisory Class Shares in connection with their customers' accounts.

*** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Advisory Class will not exceed 0.45% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.


(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)

(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
(end sidebar)

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.



                                      1 YEAR    3 YEARS
Money Market Portfolio                 $66       $208
-------------------------------------------------------
Prime Portfolio                         66        208
-------------------------------------------------------
Government Portfolio                    66        208
-------------------------------------------------------
Government Securities Portfolio         66        208
-------------------------------------------------------
Treasury Portfolio                      66        208
-------------------------------------------------------
Treasury Securities Portfolio           66        208
-------------------------------------------------------
Tax-Exempt Portfolio                    66        208
-------------------------------------------------------

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003


Additional Investment Strategy and Risk Information


BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.


U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.


CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.


TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003


Purchasing Shares


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

Advisory Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Advisory Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. Certain of these classes may be subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Advisory Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Advisory Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Advisory Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be procured until receipt of Federal Funds.



PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.



PURCHASE BY WIRE
You may purchase Advisory Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.



AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS

You may make additional investments of Advisory Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is expected that checks will be converted to Federal Funds within 2 business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.



OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003

 Redeeming Shares


You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.



BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.



ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.




Prime Portfolio            As of 5:00 p.m.
Money Market Portfolio     Eastern time
Government Portfolio
Treasury Portfolio

Government Securities      As of 3:00 p.m.
Portfolio                  Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio       As of 2:00 p.m.
                           Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Advisory Class Shares for Advisory Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.


You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.
Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.



The Portfolios declare income dividends at approximately    p.m. on each
business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lower than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.



Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.


With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.

                                                       ADVISORY CLASS PROSPECTUS

                                                       November , 2003


With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.


Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.


Every January, you will be sent a statement
(IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.



When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.



SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.


PORTFOLIO MANAGEMENT
The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.


DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.


The Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.


SERVICE AND SHAREHOLDER ADMINISTRATION PLAN
The Fund has adopted a Service and Shareholder Administration Plan for each Portfolio's Advisory Class Shares (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to Advisory Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide personal and account maintenance services and administrative services to shareholders.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                                        PARTICIPANT CLASS PROSPECTUS

[MORGAN STANLEY LOGO OMITTED]           November   , 2003



                  Morgan Stanley Institutional Liquidity Funds


Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio
Tax-Exempt Portfolio










                                        SHAREHOLDER SERVICES:
                                        [1-800-548-7786]
                                        ----------------------------------------

                                        PRICES AND INVESTMENT RESULTS:
                                        [www.morganstanley.com/im]
                                        ----------------------------------------

                                        INVESTMENT ADVISER: MORGAN STANLEY
                                        INVESTMENT MANAGEMENT INC.

                                        ----------------------------------------

                                        Morgan Stanley Institutional Liquidity
                                        Funds (the "Fund") is a mutual fund
                                        organized as a Massachusetts business
                                        trust currently consisting of the seven
                                        Portfolios which are described in this
                                        prospectus. This prospectus offers
                                        Participant Class Shares of the
                                        Portfolio described herein.

                                        ----------------------------------------

                                        The Securities and Exchange Commission
                                        has not approved or disapproved these
                                        securities or passed upon the adequacy
                                        of this prospectus. Any representation
                                        to the contrary is a criminal offense.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Table of Contents

                                                         PAGE



THE PORTFOLIOS
-------------------------------------------------------------
Money Market Portfolio                                    1
-------------------------------------------------------------
Prime Portfolio                                           2
-------------------------------------------------------------
Government Portfolio                                      3
-------------------------------------------------------------
Government Securities Portfolio                           4
-------------------------------------------------------------
Treasury Portfolio                                        5
-------------------------------------------------------------
Treasury Securities Portfolio                             6
-------------------------------------------------------------
Tax-Exempt Portfolio                                      7
-------------------------------------------------------------


FEES AND EXPENSES OF THE PORTFOLIOS                       8
-------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGY AND RISK INFORMATION       9
-------------------------------------------------------------
PURCHASING SHARES                                        11
-------------------------------------------------------------
REDEEMING SHARES                                         13
-------------------------------------------------------------
GENERAL SHAREHOLDER INFORMATION                          14
-------------------------------------------------------------
INVESTMENT ADVISER                                       16
-------------------------------------------------------------

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Money Market Portfolio

OBJECTIVE
The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign banks, or of U.S. branches of foreign banks or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio were not so concentrated.

The Portfolio may invest in U.S. dollar denominated foreign securities and money market instruments. Although the Portfolio will invest in these securities only if the Sub-Adviser determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Prime Portfolio

OBJECTIVE
The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations of the U.S. government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations (including certificates of deposit) of U.S. banks or foreign branches of U.S. banks, certificates of deposit of savings banks and savings and loan organizations, short-term taxable municipal obligations, variable rate master demand notes, asset-backed securities and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral. Because the Portfolio may concentrate its investments in bank securities, an adverse development in the banking industry may affect the value of the Portfolio's investments more than if the Portfolio's investments were not so concentrated.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Government Portfolio

OBJECTIVE
The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations of the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

The U.S. government securities that the Portfolio may purchase include:

o U.S. treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

o Securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration.

o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks.

o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Government Securities Portfolio

OBJECTIVE
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. No individual security will have a remaining maturity in excess of 397 days.

Shareholders should consult their individual tax adviser to determine whether the Portfolio's distributions derived from interest on the Treasury obligations and U.S. government securities referred to above are exempt from state taxation in their own state.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Treasury Portfolio

OBJECTIVE

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income.


APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes.No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select securities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio has no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Treasury Securities Portfolio

OBJECTIVE
The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes.No individual security will have a remaining maturity in excess of 397 days.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows an investment process that seeks to select maturities based on the shape of the money market yield curve and based on the expectations as to future shifts in the level and shape of the curve, taking into consideration such factors as current short-term interest rates, Federal Reserve policy regarding interest rates and U.S. economic activity.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003


Tax-Exempt Portfolio


OBJECTIVE

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.

APPROACH

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. Municipal obligations are securities issued by state and local governments and their agencies and typically are either general obligation or revenue bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Portfolio may change its principal investment strategies, however, you would be notified of any changes. Additionally, the Portfolio's investments may include variable and floating rate demand instruments, tender option bonds and custodial receipts.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax. However, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

While at least 80% of the Portfolio's assets will be invested in municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes under extraordinary market conditions.


PROCESS

Morgan Stanley Investment Management Inc. (the "Adviser") has retained Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") as sub-adviser for the Portfolios. The Sub-Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis taking into consideration factors such as economic developments, budgetary trends, cash flow, debt service coverage ratios and tax-law changes. Exposure to guarantors and liquidity providers is monitored separately. Weighted average maturity is shifted in response to expectations as to the future course of money market interest rates, the shape of the money market yield curve and the Portfolio's recent cash flow experience.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.


A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Sub-Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

You may obtain the Portfolio's 7-day current yield by calling 1-800-548-7786.

The Fund was recently organized and, as of the date of this Prospectus, the Portfolio had no historical performance to report. Performance information will be provided once the Portfolio has completed a full year of operation.

Fees and Expenses of the Portfolios


The table below describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Participant Class of the Portfolios. These expenses are deducted from the Participant Class' net assets and are based on anticipated expenses during the Portfolios' first fiscal year.


(sidebar)
The Portfolios do not charge any sales loads or other fees when you purchase or redeem shares.
(end sidebar)


                                                           ANNUAL PORTFOLIO OPERATING EXPENSES

                                MONEY                                     GOVERNMENT                   TREASURY
                               MARKET         PRIME       GOVERNMENT      SECURITIES      TREASURY     SECURITIES    TAX-EXEMPT
                              PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
 Advisory Fee                    0.15%         0.15%         0.15%          0.15%          0.15%         0.15%          0.15%
--------------------------------------------------------------------------------------------------------------------------------
 Distribution and/or
 Service (12b-1 Fee)             0.40%         0.40%         0.40%          0.40%          0.40%         0.40%          0.40%
--------------------------------------------------------------------------------------------------------------------------------
 Other Expenses*                 0.25%         0.25%         0.25%          0.25%          0.25%         0.25%          0.25%
--------------------------------------------------------------------------------------------------------------------------------
 Total Participant Class
 Operating Expenses**            0.80%         0.80%         0.80%          0.80%          0.80%         0.80%          0.80%
--------------------------------------------------------------------------------------------------------------------------------


*     Other Expenses are based on estimated amounts.

** The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of each Portfolio's Participant Class will not exceed 0.60% during the Portfolio's first year of operations. This fee and expense waiver may be discontinued at any time.


(sidebar)
The example assumes that you invest $10,000 in each Portfolio's Participant Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right. (end sidebar)



EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.



                                      1 YEAR                     3 YEARS
Money Market Portfolio                 $82                        $255
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Prime Portfolio                         82                         255
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Government Portfolio                    82                         255
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Government Securities Portfolio         82                         255
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Treasury Portfolio                      82                         255
----------------------------------------------------------------------------
Treasury Securities Portfolio           82                         255
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Tax-Exempt Portfolio                    82                         255
----------------------------------------------------------------------------

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Additional Investment Strategy and Risk Information

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.


U.S. GOVERNMENT SECURITIES. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S., government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

FOREIGN SECURITIES. Certain Portfolios may invest in U.S. dollar denominated securities issued by foreign governmental or corporate issuers, including Eurodollar and Yankee obligations. While these securities are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks which include: adverse political and economic developments less securities regulation and publicly available financial information, potential imposition of foreign withholding taxes or expropriation of assets and more limited legal remedies than those available in the United States.


CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.


TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Purchasing Shares


The Fund is designed for institutional investors seeking maximum current income, a stable net asset value ("NAV") and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Portfolio and Government Securities Portfolio are intended to qualify as eligible investments for federally chartered credit unions. Pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of the Government Portfolio and Government Securities Portfolio, however, may not qualify as eligible investments for particular state- chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are premissible investments under the law applicable to it.

Participant Class Shares are available to clients of the Investment Adviser with investments at the time of initial purchase of $10,000,000. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolios purchased through a financial intermediary.

This Prospectus offers Participant Class Shares of each Portfolio. The Fund also offers other classes of shares through separate Prospectuses. These classes are subject to lower fees and expenses. For information regarding other share classes, contact the Fund or your financial intermediary.

Participant Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary (also referred to as a service organization). Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally give their purchase instructions to the financial intermediary, who, in turn, will place purchase orders with the Fund. The financial intermediary will establish times by which such purchase orders and payments from customers must be received by the financial intermediary. Financial intermediaries are responsible for transmitting purchase orders and payments to the Fund and the Fund's custodian in a timely fashion.

Participant Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after the Fund receives your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds") prior to the close of the Fed wire. You begin earning dividends the same day your Participant Class Shares are purchased provided that the Fund receives your purchase amount in Federal Funds that day as set forth above. Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--2:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early, or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. Purchase orders received by the Fund will not be processed until receipt of Federal Funds.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio you wish to purchase.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.


PURCHASE BY WIRE
You may purchase Participant Class Shares of the Portfolios by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:


J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number, Account Name)


You can also make purchases in the Portfolios by Federal Funds wire to the Custodian. If notification of your order is received prior to the time required by each respective Portfolio, as set forth above, and the Custodian receives the funds the same day prior to the close of the Fed wire, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolios as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the respective Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.

ADDITIONAL INVESTMENTS

You may make additional investments of Participant Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds and the name of the Portfolio) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. J.P. Morgan must receive notification of receipt of your Federal Funds wire by the time required by each respective Portfolio, as set forth above under "Purchasing Shares." We normally credit purchases made by check in the Portfolios at the NAV determined two business days after we receive the check. It is expected that checks will be converted to Federal Funds within 2 business days after receipt. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interest of the Fund.

Frequent trading by shareholders can disrupt management of the Portfolios and raise their respective expenses. Therefore, we may not accept any request for a purchase or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.


Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003



Redeeming Shares


You may redeem shares of the Portfolios by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.

BY MAIL

Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b) Any required signature guarantees; and

(c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.


BY TELEPHONE

If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you.

The Fund will ordinarily pay redemption proceeds within seven days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you in part by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.


AUTOMATIC REDEMPTIONS

Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has any debits that were incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES

You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to the following times: for the Prime Portfolio, Money Market Portfolio, Government Portfolio and Treasury Portfolio--5:00 p.m. Eastern time; for the Government Securities Portfolio and Treasury Securities Portfolio--3:00 p.m. Eastern time; and for the Tax-Exempt Portfolio--1:00 p.m. Eastern time. On any business day that the New York Stock Exchange closes early or when the Bond Market Association recommends that the securities markets close early, the Fund may close early and redemption requests received after such earlier closing times will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. Additionally, as set forth above, on any day that New York Stock Exchange closes early or the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The price of each Portfolio's shares is based on the amortized cost of the Portfolio's securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The net asset value (NAV) per share of each Portfolio is determined once daily, normally at the times set forth below, on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.



Prime Portfolio                              As of 5:00 p.m.
Money Market Portfolio                       Eastern time
Government Portfolio
Treasury Portfolio

Government Securities                        As of 3:00 p.m.
Portfolio                                    Eastern time
Treasury Securities
Portfolio

Tax-Exempt Portfolio                         As of 2:00 p.m.
                                             Eastern time


EXCHANGE PRIVILEGE

You may exchange a Portfolio's Participant Class Shares for Participant Class Shares of other available Portfolios of the Fund based on their respective NAVs. We charge no fee for exchanges. If you purchased Portfolio shares through a financial intermediary, certain Fund Portfolios may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.


You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston,
MA 02108-3919. Exchange requests can also be made by calling 1-800-548-7786.


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a financial intermediary.


DISTRIBUTIONS
The Portfolios pass substantially all of their earnings along to their investors as "distributions." The Portfolios earn interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gains distributions.


The Portfolios declare income dividends at approximately p.m. on each business day based on their respective estimated daily net income to shareholders of record. To the extent actual income is greater or lesser than the estimated amount, adjustments will be made to the following business day's income dividends. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.


TAXES
The tax information provided in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Portfolio.


Except as noted below, dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares.


With respect to the Government Securities Portfolio, while the Portfolio intends to limit its investments to certain U.S. Treasury Obligations and U.S. Government securities, the interest of which is generally exempt from state income taxation, you

                                        PARTICIPANT CLASS PROSPECTUS

                                        November   , 2003




should consult your own tax adviser to determine whether distributions from the Government Securities Portfolio are exempt from state taxation in your own state.


With respect to the Tax-Exempt Portfolio, your income dividend distributions are normally exempt from federal income tax -- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.


When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding on taxable distributions and redemption proceeds (as of the date of this Prospectus, this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of taxes due on your income for such year.

Investment Adviser

ADVISER

Morgan Stanley Investment Management Inc., the investment adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2003, Morgan Stanley Investment Management Inc., together with its affiliated asset management companies, had approximately $365 billion in assets under management with approximately $ billion in institutional assets.

Each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15% to each Portfolio's daily net assets.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA" or the "Sub-Adviser") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from each Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.

PORTFOLIO MANAGEMENT
The assets of the Prime Portfolio, Money Market Portfolio, Government Securities Portfolio, Government Portfolio and Treasury Portfolio are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director. The assets of the Tax-Exempt Portfolio are managed by the Tax-Exempt Money Market Group. Current members of the Tax-Exempt Money Market Group include Katherine Stromberg, Executive Director, William Oliver, Vice President and Liam Carroll, Vice President.

DISTRIBUTOR

Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries (also referred to as service organizations) who may accept purchase and redemption orders for shares of the Portfolios on its behalf.

The Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, our of their assets and not as an additional charge to the Portfolios, to other persons in connection with the sale, distribution and/or servicing of shares of the Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Fund has adopted a Distribution and Shareholder Service Plan for each Portfolio's Participant Class Shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each Portfolio pays the Distributor a monthly or quarterly fee at an annual rate of 0.40% of each Portfolio's average daily net assets attributable to Participant Class Shares to compensate certain financial intermediaries (also referred to as service organizations) who provide personal and account maintenance services, administrative services to shareholders, and distribution related services to the Fund. The Distributor also may retain part of this fee as compensation for providing distribution related services.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated November   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-21339.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798

FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.

PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT WWW.MORGANSTANLEY.COM/IM.

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION



                               NOVEMBER   , 2003


Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund currently consisting of the following seven portfolios: the Money Market Portfolio, the Prime Portfolio, the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio, the Treasury Securities Portfolio and the Tax-Exempt Portfolio (the "Portfolios"). Each Portfolio offers the following classes of shares: Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class and Participant Class. The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the "SAI") sets forth information about the Fund and information applicable to the Portfolios.


This SAI is not a prospectus but should be read in conjunction with the Fund's
prospectuses dated November   , 2003, as may be revised from time to time. To
obtain any of these prospectuses, please call Shareholder Services at the number indicated below.




















                     Shareholder Services: 1-800-548-7786
            Prices and Investment Results: www.morganstanley.com/im

                               TABLE OF CONTENTS



INVESTMENTS AND INVESTMENT STRATEGIES ........................   3

INVESTMENT OBJECTIVES AND LIMITATIONS ........................   9

PURCHASE OF SHARES ...........................................  10

REDEMPTION OF SHARES .........................................  10

TRANSACTIONS WITH BROKER/DEALERS .............................  11

SHAREHOLDER SERVICES .........................................  11

VALUATION OF SHARES ..........................................  11

MANAGEMENT OF THE FUND .......................................  12

INVESTMENT ADVISER ...........................................  21

PRINCIPAL UNDERWRITER ........................................  22

SERVICE AND DISTRIBUTION OF SHARES ...........................  23

FUND ADMINISTRATION ..........................................  24

OTHER SERVICE PROVIDERS ......................................  24

BROKERAGE TRANSACTIONS .......................................  24

GENERAL INFORMATION ..........................................  25

TAX CONSIDERATIONS ...........................................  27

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..........  28

PERFORMANCE INFORMATION ......................................  28

COMPARATIVE INDICES ..........................................  29

FINANCIAL STATEMENTS .........................................  29

STATEMENT OF ASSETS AND LIABILITIES ..........................  30

PROXY VOTING POLICIES AND PROCEDURES ......................... A-1

                     INVESTMENTS AND INVESTMENT STRATEGIES

The following discussion of each Portfolio's investments and risks should be read in conjunction with the sections of the Fund's Prospectus entitled "Additional Investment Strategy and Risk Information." The Portfolios' investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act").

U.S. TREASURY OBLIGATIONS AND U.S. GOVERNMENT SECURITIES. U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury ("U.S. Treasury Obligations"). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises ("U.S. Government Securities"), which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. Government Securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association ("Ginnie Mae")) through provisions in its charter that it may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association ("Fannie Mae")) by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. Government Security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. Government Securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.


ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.


Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, time deposits and other debt obligations. Certain Portfolios may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, certain Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Portfolio invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

INVESTMENT COMPANIES. A Portfolio may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. Currently, these limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the acquiring Portfolio and will be subject to substantially the same risks. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio.

CORPORATES. Corporate bonds ("Corporates") are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolios will buy corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

CUSTODIAL RECEIPTS. Certain Portfolios may invest in custodial receipts representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Portfolio in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

LEASE OBLIGATIONS. Included within the revenue bonds category in which certain Portfolios may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Portfolios may purchase floating and variable rate obligations, including floating and variable rate municipal obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, a Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. A Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

REPURCHASE AGREEMENTS. The Portfolios may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolios in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolios, typically involve the acquisition by the Portfolios of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the 1940 Act) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by the Requisite NRSROs, as determined by the Board of Trustees of the Portfolios or its delegate. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolios not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Portfolio, amounts to more than 10% of its net assets. A certain Portfolio's investments in repurchase agreements may at times be substantial as set forth by the Prospectus.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by a Portfolio and for purposes other than meeting redemptions may not exceed 5% of a Portfolio's total assets.

PRIVATE PLACEMENTS. The Portfolios may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

PUT OPTIONS. Certain Portfolios may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Portfolio pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Portfolio to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Portfolio shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Sub-Adviser revises their evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Sub-Adviser considers, among other things, the amount of cash available to the Portfolio, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Portfolio.

The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Portfolio's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the NASD or members of a national securities exchange. The Trustees have directed the Adviser and the Sub-Adviser not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Adviser or Sub-Adviser, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

TENDER OPTION BONDS. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

VARIABLE RATE MASTER DEMAND NOTES. These are obligations that permit a Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

WHEN-ISSUED SECURITIES. Certain fixed income securities are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until a Portfolio receives payment or delivery from the other party to the transaction. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

YANKEE AND EUROBOND OBLIGATIONS. Certain Portfolios may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Sub-Adviser, on behalf of a Portfolio, will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

ZERO COUPONS. Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolios' distributions of net investment income.


Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").


LEVERAGING. Each Portfolio may borrow money from a bank in an amount up to 33 1/3% of its respective total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). Each Portfolio will maintain asset coverage in accordance with the 1940 Act. Leveraging portfolio assets has speculative characteristics.



                     INVESTMENT OBJECTIVES AND LIMITATIONS

FUNDAMENTAL OBJECTIVES/LIMITATIONS. Each Portfolio's investment objective has been adopted as fundamental and the Portfolios are subject to the following restrictions which are also fundamental policies and may not be changed without the approval of the lesser of (1) at least 67% of the voting securities of the respective Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the respective Portfolio.

As a matter of fundamental policy, each Portfolio will not change its investment objective and will not:


       (1) invest in physical commodities or contracts on physical commodities;


       (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

       (3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

       (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer.


       (5) purchase any securities other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, industrial development bonds, if immediately after such purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and, with respect to the Tax-Exempt Portfolio, to industrial development bonds where the users of the facilities financed by such bonds are in the same industry.


       (6) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


       (7) borrow money, except (i) each Portfolio may borrow money from a bank in an amount up to 5% of its total assets; (ii) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests which might otherwise require the untimely disposition of securities, and (iii) in connection with reverse repurchase agreements, provided that (i), (ii) and (iii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

       (8) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements, (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities.

       (9) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities)

In addition, as a non-fundamental policy, each Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder. Each Portfolio may invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objectives, policies and restrictions as the Portfolio.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).



                               PURCHASE OF SHARES


The name of the Portfolio requested should be designated on the Account Registration Form. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and
(iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser or Sub-Adviser and their affiliates, and (b) other investors with whom the Adviser or Sub-Adviser wish to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

The Portfolios declare dividends daily and, therefore, at the time of a purchase, must have funds immediately available for investment. As a result, you must pay for shares of each Portfolio with Federal Funds (monies credited to the Portfolio's Custodian by a Federal Reserve Bank).

Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Institutional Class Shares but does pay compensation in connection with other share classes.


Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.


                              REDEMPTION OF SHARES


The Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the SEC may permit.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.


No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

                       TRANSACTIONS WITH BROKER/DEALERS

The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.



                              SHAREHOLDER SERVICES


TRANSFER OF SHARES


Shareholders may transfer shares of the Portfolios to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.





                              VALUATION OF SHARES


For the purpose of calculating each Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price each Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of each Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, each Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Board has established procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.


In the event of a deviation of over 1/2 of 1% between a Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.




                            MANAGEMENT OF THE FUND


OFFICERS AND TRUSTEES. The Board of the Fund consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by Morgan Stanley Investment Management Inc., ("the Adviser"), Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") and all of the funds advised by Morgan Stanley Investment Advisors Inc. (the "Retail Funds"). Seven Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Trustees are the non "Interested Persons" of the Fund as defined under Section 2(a)(19) of the 1940 Act (the "Independent Trustees"). The other three Trustees (the "Management Trustees") are affiliated with the Adviser.


The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of July 31, 2003) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment advisor that is an affiliated person of the Adviser (including but not limited to Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investments LP).

--------------------------- ------------- ----------------- --------------------------------- -------------- ---------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                            POSITION(S)                                                       COMPLEX        OTHER
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE         REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**             TRUSTEE        HELD BY TRUSTEE
--------------------------- ------------- ----------------- --------------------------------- -------------- ---------------------
 Michael Bozic (62)         Trustee       Since July 2003   Retired; Director or Trustee      216            Director of
 c/o Mayer, Brown, Rowe &                                   of the Retail Funds and                          Weirton Steel
 Maw LLP                                                    TCW/DW Term Trust 2003                           Corporation.
 Counsel to the                                             (since April 1994) and the
 Independent Trustees                                       Institutional Funds (since July
 1675 Broadway                                              2003); formerly Vice
 New York, NY                                               Chairman of Kmart
                                                            Corporation (December
                                                            1998-October 2000),
                                                            Chairman and Chief
                                                            Executive Officer of Levitz
                                                            Furniture Corporation
                                                            (November 1995-November
                                                            1998) and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores (May
                                                            1991-July 1995); formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer
                                                            (1987-1991) of the Sears
                                                            Merchandise Group of Sears,
                                                            Roebuck & Co.
--------------------------- ------------- ----------------- --------------------------------- -------------- ---------------------
 Edwin J. Garn (70)         Trustee       Since July 2003   Director or Trustee of the        216            Director of
 c/o Summit Ventures LLC                                    Retail Funds and TCW/DW                          Franklin Covey
 1 Utah Center                                              Term Trust 2003 (since                           (time management
 201 S. Main Street                                         January 1993) and the                            systems), BMW
 Salt Lake City, UT                                         Institutional Funds (since July                  Bank of North
                                                            2003); member of the Utah                        America, Inc.
                                                            Regional Advisory Board of                       (industrial loan
                                                            Pacific Corp.; formerly United                   corporation),
                                                            States Senator (R- Utah)                         United Space
                                                            (1974-1992) and Chairman,                        Alliance (joint
                                                            Senate Banking Committee                         venture between
                                                            (1980-1986), Mayor of Salt                       Lockheed Martin
                                                            Lake City, Utah (1971-1974),                     and the Boeing
                                                            Astronaut, Space Shuttle                         Company) and
                                                            Discovery (April 12-19, 1985),                   Nuskin Asia Pacific
                                                            and Vice Chairman,                               (multilevel
                                                            Huntsman Corporation                             marketing);
                                                            (chemical company).                              member of the
                                                                                                             board of various
                                                                                                             civic and charitable
                                                                                                             organizations.
--------------------------- ------------- ----------------- --------------------------------- -------------- ---------------------



----------
* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

------------------------------ ------------- ----------------- --------------------------------- -------------- --------------------
                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                 FUND
                               POSITION(S)                                                       COMPLEX        OTHER
NAME, AGE AND ADDRESS OF       HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**             TRUSTEE        HELD BY TRUSTEE
------------------------------ ------------- ----------------- --------------------------------- -------------- --------------------
 Wayne E. Hedien (69)          Trustee       Since July 2003   Retired; Director or Trustee      216            Director of The
 c/o Mayer, Brown, Rowe &                                      of the Retail Funds and                          PMI Group Inc.
 Maw LLP                                                       TCW/DW Term Trust 2003                           (private mortgage
 Counsel to the                                                (since September 1997) and                       insurance); Trustee
 Independent Trustees                                          the Institutional Funds (since                   and Vice Chairman
 1675 Broadway                                                 July 2003); formerly                             of The Field
 New York, NY                                                  associated with the Allstate                     Museum of
                                                               Companies (March                                 Natural History;
                                                               1993-December 1994), most                        director of various
                                                               recently as Chairman of The                      other business and
                                                               Allstate Corporation                             charitable
                                                               (1993-December 1994) and                         organizations.
                                                               Chairman and Chief
                                                               Executive Officer of its
                                                               wholly-owned subsidiary,
                                                               Allstate Insurance Company
                                                               (July 1989-December 1994).
------------------------------ ------------- ----------------- --------------------------------- -------------- --------------------
 Dr. Manuel H. Johnson (54)    Trustee       Since July 2003   Chairman of the Audit             216            Director of NVR,
 c/o Johnson Smick                                             Committee and Director or                        Inc. (home
 International, Inc.                                           Trustee of the Retail Funds                      construction);
 2099 Pennsylvania Avenue                                      and TCW/DW Term Trust                            Chairman and
 N.W.                                                          2003 (since July 1991) and the                   Trustee of the
 Suite 950                                                     Institutional Funds (since July                  Financial
 Washington, D.C.                                              2003); Senior Partner,                           Accounting
                                                               Johnson Smick International,                     Foundation
                                                               Inc., a consulting firm; Co-                     (oversight
                                                               Chairman and a founder of                        organization of the
                                                               the Group of Seven Council                       Financial
                                                               (G7C), an international                          Accounting
                                                               economic commission;                             Standards Board);
                                                               formerly Vice Chairman of                        Director of RBS
                                                               the Board of Governors of                        Greenwich Capital
                                                               the Federal Reserve System                       Holdings (financial
                                                               and Assistant Secretary of the                   holding company).
                                                               U.S. Treasury.
------------------------------ ------------- ----------------- --------------------------------- -------------- --------------------
 Joseph J. Kearns (60)         Trustee       Since August      Deputy Chairman of the            217            Director of Electro
 PMB754                                      1994              Audit Committee and                              Rent Corporation
 23852 Pacific Coast Highway                                   Director or Trustee of the                       (equipment
 Malibu, CA                                                    Retail Funds and TCW/DW                          leasing), The Ford
                                                               Term Trust 2003 (since July                      Family
                                                               2003) and the Institutional                      Foundation, and
                                                               Funds (since August 1994);                       the UCLA
                                                               previously Chairman of the                       Foundation.
                                                               Audit Committee of the
                                                               Institutional Funds
                                                               ( October 2001-July 2003);
                                                               President, Kearns &
                                                               Associates LLC (investment
                                                               consulting); formerly CFO of
                                                               the J. Paul Getty Trust.
------------------------------ ------------- ----------------- --------------------------------- -------------- --------------------



----------
* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                             POSITION(S)                                                      COMPLEX        OTHER
NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE          REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**            TRUSTEE        HELD BY TRUSTEE
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------
 Michael E. Nugent (67)      Trustee       Since July 2001   Chairman of the Insurance        216            Director of various
 c/o Triumph Capital, L.P.                                   Committee and Director or                       business
 445 Park Avenue                                             Trustee of the Retail Funds                     organizations.
 New York, NY                                                and TCW/DW Term Trust
                                                             2003 (since July 1991) and the
                                                             Institutional Funds (since July
                                                             2001); General Partner of
                                                             Triumph Capital, L.P., a
                                                             private investment
                                                             partnership; formerly Vice
                                                             President, Bankers Trust
                                                             Company and BT Capital
                                                             Corporation (1984-1988).
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------
 Fergus Reid (60)            Trustee       Since June 1992   Chairman of the Governance       217            Trustee and
 85 Charles Colman Blvd.                                     Committee and Director or                       Director of certain
 Pawling, NY                                                 Trustee of the Retail Funds                     investment
                                                             and TCW/DW Term Trust                           companies in the
                                                             2003 (since July 2003) and the                  JPMorgan Funds
                                                             Institutional Funds (since                      complex managed
                                                             June 1992); Chairman of                         by JP Morgan
                                                             Lumelite Plastics Corporation.                  Investment
                                                                                                             Management Inc.
---------------------------- ------------- ----------------- -------------------------------- -------------- --------------------



----------
* This is the earliest date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

The Trustees who are affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of July 31, 2003) and the other directorships, if any, held by the Trustee, are shown below.

------------------------------- ------------- ----------------- -------------------------------- -------------- ------------------
                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                 FUND           OTHER
                                                                                                 COMPLEX        DIRECTORSHIPS
                                POSITION(S)                                                      OVERSEEN BY    HELD BY
NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          MANAGEMENT     MANAGEMENT
MANAGEMENT TRUSTEE              REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**            TRUSTEE        TRUSTEE
------------------------------- ------------- ----------------- -------------------------------- -------------- ------------------
 Charles A. Fiumefreddo (70)    Chairman      Since July 2003   Chairman and Director or         216            None
 c/o Morgan Stanley Trust       of the                          Trustee of the Retail Funds
 Harborside Financial Center,   Board and                       and TCW/DW Term Trust
 Plaza Two,                     Trustee                         2003 (since July 1991) and the
 Jersey City, NJ                                                Institutional Funds (since July
                                                                2003); formerly Chief
                                                                Executive Officer of the
                                                                Retail Funds and the
                                                                TCW/DW Term Trust 2003
                                                                (until September 2002).
------------------------------- ------------- ----------------- -------------------------------- -------------- ------------------
 James F. Higgins (55)          Trustee       Since July 2003   Director or Trustee of the       216            Director of
 c/o Morgan Stanley Trust                                       Retail Funds and TCW/DW                         AXA Financial,
 Harborside Financial Center,                                   Term Trust 2003 (since June                     Inc. and The
 Plaza Two,                                                     2000) and the Institutional                     Equitable Life
 Jersey City, NJ                                                Funds (since July 2003);                        Assurance
                                                                Senior Advisor of Morgan                        Society of the
                                                                Stanley (since August 2000);                    United States
                                                                Director of Morgan Stanley                      (financial
                                                                Distributors Inc. and Dean                      services).
                                                                Witter Realty Inc.; previously
                                                                President and Chief
                                                                Operating Officer of the
                                                                Private Client Group of
                                                                Morgan Stanley (May
                                                                1999-August 2000), and
                                                                President and Chief
                                                                Operating Officer of
                                                                Individual Securities of
                                                                Morgan Stanley (February
                                                                1997-May 1999).
------------------------------- ------------- ----------------- -------------------------------- -------------- ------------------
 Philip J. Purcell (59)         Trustee       Since July 2003   Director or Trustee of the       216            Director of
 1585 Broadway                                                  Retail Funds and TCW/DW                         American
 New York, NY                                                   Term Trust 2003 (since April                    Airlines Inc. and
                                                                1994) and the Institutional                     its parent
                                                                Funds (since July 2003);                        company, AMR
                                                                Chairman of the Board of                        Corporation.
                                                                Directors and Chief Executive
                                                                Officer of Morgan Stanley
                                                                and Morgan Stanley DW Inc.;
                                                                Director of Morgan Stanley
                                                                Distributors Inc.; Chairman of
                                                                the Board of Directors and
                                                                Chief Executive Officer of
                                                                Novus Credit Services Inc.;
                                                                Director and/or officer of
                                                                various Morgan Stanley
                                                                subsidiaries.
------------------------------- ------------- ----------------- -------------------------------- -------------- ------------------



----------
* This is the date the Trustee began serving the Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.


** The dates referenced below indicating commencement of service as Director/Trustee for the Retail and Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail and Institutional Funds as applicable.

------------------------------   ----------------   -----------------   -----------------------------------------------
                                 POSITION(S)
NAME, AGE AND ADDRESS OF         HELD WITH          LENGTH OF
EXECUTIVE OFFICER                REGISTRANT         TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------   ----------------   -----------------   -----------------------------------------------
 Mitchell M. Merin (49)          President          Since July 2003     President and Chief Operating Officer of
 1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc.;
 New York, NY                                                           President, Director and Chief Executive
                                                                        Officer of Morgan Stanley Investment
                                                                        Advisors, Inc. and Morgan Stanley Services
                                                                        Company Inc.; Chairman, Chief Executive
                                                                        Officer and Director of Morgan Stanley
                                                                        Distributors Inc.; Chairman and Director of
                                                                        Morgan Stanley Trust; Director of various
                                                                        Morgan Stanley subsidiaries; President of
                                                                        Morgan Stanley Investments LP (since
                                                                        February 2003); President of the Institutional
                                                                        Funds (since July 2003) and President of the
                                                                        Retail Funds and TCW/DW Term Trust 2003
                                                                        (since May 1999); Trustee (since July 2003)
                                                                        President (since December 2002) of the Van
                                                                        Kampen Closed-End Funds; Trustee (since
                                                                        May 1999) and President (since October 2002)
                                                                        of the Van Kampen Open-End Funds.
------------------------------   ----------------   -----------------   -----------------------------------------------
 Barry Fink (48)                 Vice President     Since July 2003     General Counsel (since May 2000) and
 1221 Avenue of the Americas                                            Managing Director (since December 2000) of
 New York, NY                                                           Morgan Stanley Investment Management;
                                                                        Managing Director (since December 2000),
                                                                        Secretary (since February 1997) and Director
                                                                        (since July 1998) of Morgan Stanley
                                                                        Investment Advisors Inc. and Morgan Stanley
                                                                        Services Company Inc.; Assistant Secretary of
                                                                        Morgan Stanley DW Inc.; Chief Legal Officer
                                                                        of Morgan Stanley Investments LP (since July
                                                                        2002); Vice President and General Counsel of
                                                                        the Retail Funds and TCW/DW Term Trust
                                                                        2003 (since February 1997); Vice President and
                                                                        Secretary of Morgan Stanley Distributors Inc.;
                                                                        previously Secretary of the Retail Funds
                                                                        (February 1997-July 2003); previously Vice
                                                                        President and Assistant General Counsel of
                                                                        Morgan Stanley Investment Advisors Inc. and
                                                                        Morgan Stanley Services Company Inc.
                                                                        (February 1997-December 2001).
------------------------------   ----------------   -----------------   -----------------------------------------------



----------
*     This is the date the Officer began serving the Institutional Funds.

** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

------------------------------------ ----------------- ------------------- ------------------------------------------------
                                     POSITION(S)
 NAME, AGE AND ADDRESS OF            HELD WITH         LENGTH OF
 EXECUTIVE OFFICER                   REGISTRANT        TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------ ----------------- ------------------- ------------------------------------------------
 Ronald E. Robison (64)              Executive Vice    Since July 2003     Chief Global Operations Officer and Managing
 1221 Avenue of the Americas         President and                         Director of Morgan Stanley Investment
 New York, NY                        Principal                             Management Inc.; Managing Director of
                                     Executive                             Morgan Stanley & Co. Incorporated; Managing
                                     Officer                               Director of Morgan Stanley; Managing
                                                                           Director, Chief Administrative Officer and
                                                                           Director of Morgan Stanley Investment
                                                                           Advisors Inc. and Morgan Stanley Services
                                                                           Company Inc.; Chief Executive Officer and
                                                                           Director of Morgan Stanley Trust; Executive
                                                                           Vice President and Principal Executive Officer
                                                                           of the Retail Funds and TCW/DW Term Trust
                                                                           2003 (since April 2003); previously President
                                                                           of the Institutional Funds (March 2001-July
                                                                           2003) and Director of the Institutional Funds
                                                                           (March 2001-July 2003).
------------------------------------ ----------------- ------------------- ------------------------------------------------
 Joseph J. McAlinden (60)            Vice President    Since July 2003     Managing Director and Chief Investment
 1221 Avenue of the Americas                                               Officer of Morgan Stanley Investment
 New York, NY                                                              Advisors Inc., Morgan Stanley Investment
                                                                           Management Inc. and Morgan Stanley
                                                                           Investments LP; Director of Morgan Stanley
                                                                           Trust, Chief Investment Officer of the Van
                                                                           Kampen Funds; Vice President of the
                                                                           Institutional Funds (since July 2003) and the
                                                                           Retail Funds (since July 1995).
------------------------------------ ----------------- ------------------- ------------------------------------------------
 Stefanie V. Chang (36)              Vice President    Since February      Executive Director of Morgan Stanley & Co.
 1221 Avenue of the Americas                           2003                Incorporated and Morgan Stanley Investment
 New York, NY                                                              Management Inc. and Vice President of the
                                                                           Institutional Funds (since December 1997) and
                                                                           the Retail Funds (since July 2003); formerly
                                                                           practiced law with the New York law firm of
                                                                           Rogers & Wells (now Clifford Chance LLP).
------------------------------------ ----------------- ------------------- ------------------------------------------------
 Mary E. Mullin (36)                 Secretary         Since June 1999     Vice President of Morgan Stanley & Co.
 1221 Avenue of the Americas                                               Incorporated and Morgan Stanley Investment
 New York, NY                                                              Management Inc.; Secretary of the Institutional
                                                                           Funds (since June 1999) and the Retail Funds
                                                                           (since July 2003); formerly practiced law with
                                                                           the New York law firms of McDermott, Will &
                                                                           Emery and Skadden, Arps, Slate, Meagher &
                                                                           Flom LLP.
------------------------------------ ----------------- ------------------- ------------------------------------------------
 James Garrett (34)                  Treasurer and     Treasurer since     Executive Director of Morgan Stanley & Co.
 1221 Avenue of the Americas         Chief Financial   February 2003       Incorporated and Morgan Stanley Investment
 New York, NY                        Officer           and Chief           Management Inc.; Treasurer and Chief
                                                       Financial Officer   Financial Officer of the Institutional Funds;
                                                       since July 2003     previously with PriceWaterhouse LLP (now
                                                                           PricewaterhouseCoopers LLP).
------------------------------------ ----------------- ------------------- ------------------------------------------------
 Michael Leary (37)                  Assistant         Since July 2003     Assistant Director and Vice President of Fund
 J.P. Morgan Investor Services Co.   Treasurer                             Administration, J.P. Morgan Investors Services
 73 Tremont Street                                                         Co. (formerly Chase Global Funds Services
 Boston, MA                                                                Company); formerly Audit Manager at Ernst&
                                                                           Young, LLP.
------------------------------------ ----------------- ------------------- ------------------------------------------------



----------
*     This is the date the Officer began serving the Institutional Funds.

** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund as of the date of this Statement of Additional Information and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and any funds that have an investment adviser that is an affiliate of the Adviser) for the calendar year ended December 31, 2002 is shown below.






                                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                            IN ALL REGISTERED INVESTMENT COMPANIES
                                                                               OVERSEEN BY TRUSTEE IN FAMILY OF
                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND              INVESTMENT COMPANIES
     NAME OF TRUSTEE                (AS OF NOVEMBER   , 2003)                      (AS OF DECEMBER 31, 2002)
------------------------ ----------------------------------------------- --------------------------------------------
INDEPENDENT:
Michael Bozic                                 -0-                                       over $100,000
Edwin J. Garn                                 -0-                                       over $100,000
Wayne E. Hedien                               -0-                                       over $100,000
Dr. Manuel H. Johnson                         -0-                                       over $100,000
Joseph J. Kearns                              -0-                                       over $100,000
Michael E. Nugent                             -0-                                       over $100,000
Fergus Reid                                                                             over $100,000
INTERESTED:
Charles A. Fiumefreddo                        -0-                                       over $100,000
James F. Higgins                              -0-                                       over $100,000
Philip J. Purcell                             -0-                                       over $100,000



As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.


INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Institutional Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees including two Independent Trustees, serve as members of the Insurance Committee, and three Trustees serve as members of the Governance Committee.

The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Audit Committee consists of Messrs. Johnson, Bozic, Hedien, Garn, Kearns, Reid and Nugent.

The Boards of the Institutional Funds have a Governance Committee to (i) monitor and make recommendations on corporate governance matters and board/committee policies and procedures; and (ii) oversee the periodic evaluations of the Board and any committees. The Governance Committee consists of Messrs. Reid, Bozic and Garn.

Finally, the Boards of the Institutional Funds have formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien.

ADVANTAGES OF HAVING THE SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the funds' management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of these funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on the boards of the Retail Funds and Institutional Funds enhances the ability of each fund to obtain, at modest cost to each, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

COMPENSATION OF TRUSTEES AND OFFICERS.

Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year. Committee Chairmen and the Deputy Chairman of the Audit Committee will receive an additional annual retainer fee of $30,000 and the Chairman of the Audit Committee receives an additional annual retainer of $60,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and Institutional Funds based on the relative net assets of each of the funds/portfolios of the Retail Funds and Institutional Funds. Mr. Fiumefreddo receives an annual fee of $360,000 for his service as Chairman of the Board and for administrative services provided to each Board.

The table below shows what the estimated compensation would be to each Trustee if the Fund had been in operation and paid fees to the Trustees for a full fiscal year, and assuming that during such fiscal year, the Fund holds the same number of meetings of the board as were held by other Morgan Stanley Funds during the calendar year ended December 31, 2002.


                         FUND COMPENSATION (ESTIMATED)




                                      AGGREGATE
                                    COMPENSATION
NAME OF TRUSTEE                     FROM THE FUND
---------------                     -------------
Michael Bozic ..................       $1,000
Edwin J. Garn ..................        1,000
Wayne E. Hedien ................        1,000
Dr. Manuel H. Johnson ..........        1,400
Michael E. Nugent ..............        1,200
Joseph J. Kearns ...............        1,200
Fergus Reid ....................        1,200
Charles A. Fiumefreddo .........        2,000



The following table illustrates the compensation paid to the Fund's Trustees for the calendar year ended December 31, 2002 for services to the Retail Funds (consisting 123 portfolios) that were in operation at December 31, 2002. None of the Fund's Trustees received compensation from any other funds in the Fund Complex during the calendar year ended December 31, 2002 except to: Messr. Nugent who also received compensation for his ervices as Director/Trustee to 13 Institutional Funds (consisting of 90 portfolios). Messrs. Kearns and Reid began serving as Director/Trustee of the Reail Funds on July 31, 2003, and did not receive compensation from the Retail Funds for the calendar year ended December 31, 2002. Amounts shown in the table below for Messrs. Kearns and Reid reflect compensation received for their service as Director/Trustee to 14 Institutional Funds (consisting of 91 portfolios) during the calendar year ended December 31, 2002. The compensation below includes attendance at the Derivative Committee meeting, three of which were held during the Funds last fiscal year. The Derivatives Committee was eliminated on July 31, 2003.

              CASH COMPENSATION FROM MORGAN STANLEY FUND COMPLEX






                                      TOTAL CASH
                                     COMPENSATION
                                    FOR SERVICES TO
                                    MORGAN STANLEY
NAME OF TRUSTEE                      FUND COMPLEX
---------------                    ----------------
Michael Bozic ..................       $159,650
Edwin J. Garn ..................        159,650
Wayne E. Hedien ................        158,950
Dr. Manuel H. Johnson ..........        226,063
Joseph J. Kearns* ..............         95,500
Michael E. Nugent ..............        296,475
Fergus Reid* ...................         95,500
Charles A. Fiumefreddo .........        360,000



----------
* Messrs. Kearns and Reid began serving the Retail Board on July 31, 2003. Amounts shown in the table above include certain amounts deferred by Messrs. Kearns and Reid during their service on the Boards of the Institutional Funds in connection with a deferred fee arrangement, pursuant to which Messrs. Kearns and Reid may defer to a later date the receipt of Trustees fees. The cumulative amounts deferred by Messrs. Kearns and Reid were $274,204 and $454,541, respectively.



                               INVESTMENT ADVISER


Morgan Stanley Investment Management Inc. (the "Adviser") is the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Agreement"). The Adviser is wholly owned by subsidiaries of Morgan Stanley ("Morgan Stanley"). The Adviser, located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers which include employee benefit plans, endowment funds, foundations and other institutional investors in the United States and abroad. As of September 30, 2003, the Adviser, together with its affiliated asset management companies, had
approximately $      billion in assets under management with approximately
$      billion in institutional assets.

Under the Investment Advisory Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of the Portfolios, manages the investment and reinvestment of the assets of the Portfolios. In this regard, it is the responsibility of the Adviser to supervise investment decisions for the Portfolios and the placement of the Portfolios' purchase and sales orders for investment securities by the sub-adviser.

As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for each Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.15%, to each Portfolio's daily net assets.

The Adviser has voluntarily agreed to reduce its advisory fees and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class and Participant Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45% and 0.60%, of their average daily net assets, respectively. This fee and expense waiver may be discontinued at any time.


The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days' written notice to the Fund.

INVESTMENT SUB-ADVISER


Morgan Stanley Investment Advisers Inc. ("MSIA" or the "Sub-Adviser"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Portfolios pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. As compensation for managing the day-to-day investments of the Portfolios, Morgan Stanley Investment Management pays MSIA 40% of the investment advisory fee that Morgan Stanley Investment Management receives from each Portfolio (net of applicable fee waivers).

APPROVAL OF THE ADVISORY AGREEMENTS

In approving the investment advisory agreement and sub-advisory agreement, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Adviser and the Sub-Adviser, the performance, fees and expenses of the Portfolios compared to other similar investment companies, the Adviser's and the Sub-Adviser's expenses in providing the services, the profitability of the Adviser and the Sub-Adviser and their affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Portfolios. The Independent Trustees reviewed reports from third parties and management about the foregoing factors. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Adviser and the Sub-Adviser and the financial strength of the Adviser and the Sub-Adviser and their affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review and approval of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the investment advisory agreement (and the sub-advisory agreement) was in the best interests of the Portfolios and their shareholders.

The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio, bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.



                             PRINCIPAL UNDERWRITER

Morgan Stanley & Co. (the "Distributor"), distributes the shares of the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares.


The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

                      SERVICE AND DISTRIBUTION OF SHARES


The Fund has entered into an Administration Plan with respect to its Service Class Shares, Investor Class Shares and Administrative Class Shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly administration fee of up to 0.05%, 0.10% and 0.15% of the average daily net assets of each such class of shares, respectively, to compensate Service Organization (defined below) for providing, among other things, the following Shareholder Administration Services: (i) acting or arranging for another party to act, as recordholder and nominee of all shares of each class beneficially owned by shareholders of the Fund; (ii) establishing and maintaining individual accounts and records with respect to shares of each class owned by shareholders of the Fund; (iii) processing and issuing confirmations concerning shareholder orders to purchase, redeem and exchange shares of each class; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of such shares of each class; (v) processing dividend payments; (vi) forwarding shareholder communications such as proxies and shareholder reports; and (vii) receiving, tabulating and transmitting proxies. Service Organizations include institutions that (i) act directly or indirectly as nominees and recordholders of shares of each class for their respective customers who are or may become beneficial owners of such shares; (ii) provide services to other Service Organizations intended to facilitate or improve a Service Organization's services to shareholders of the Fund with respect to the Portfolios; and/or
(iii) perform certain account administration services with respect to the shareholders pursuant to agreements between the Fund, on behalf of the respective class of each Portfolio, and such Service Organizations.


The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class Shares pursuant to which its Advisory Class Shares will pay the Distributor a monthly or quarterly administration fee of up to 0.25% of the average daily net assets of such class of shares, to compensate Service Organizations (described above) for providing Shareholder Administration Services (described above) and for, among other things, providing the following Personal and Account Maintenance Services: (i) providing facilities to answer inquiries and respond to correspondence with shareholders of the Fund and other investors about the status of their accounts or about other aspects of the Fund or the applicable Portfolio; (ii) acting as liaison between shareholders and the Fund, including obtaining information from the Fund and assisting the Fund in correcting errors and resolving problems;
(iii) providing such statistical and other information as may be reasonably requested by the Fund or necessary for the Fund to comply with applicable federal or state law; and (iv) assisting shareholders of the Fund in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization.


Finally, the Fund has entered into a Distribution and Shareholder Service Plan with respect to its Participant Class Shares pursuant to which its Participant Class Shares will pay the Distributor a monthly or quarterly service fee of up to 0.40% of the average daily net assets of such class of shares, as compensation for, or to compensate service organizations for providing, as the case may be, Shareholder Administration Services and Personal and Account Maintenance Services (as both are described above), or for any activities or expenses primarily intended to result in the sale of Participant Class Shares, including, but not limited to the following Distribution Related Services: (i) printing and distribution of sales literature and advertising materials; and
(ii) compensation to broker/dealers who sell Participant Class Shares. The Fund, on behalf of the Participant Class Shares, has adopted this Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares.


Continuance of each Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plans require that quarterly written reports of amounts spent under each respective Plan and the purposes of such expenditures be furnished to and review by Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plans will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund.

                              FUND ADMINISTRATION


Morgan Stanley Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Trustees of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that Morgan Stanley Investment Management Inc., through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays Morgan Stanley Investment Management Inc. a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. Morgan Stanley Investment Management Inc. may compensate other service providers for performing shareholder servicing and administrative services.

SUB-ADMINISTRATOR. Under an agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co. ("J.P. Morgan"), J.P. Morgan, a corporate affiliate of J.P. Morgan Chase Bank, provides certain administrative services to the Fund. Morgan Stanley Investment Management Inc. supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Trustees of the Fund. J.P. Morgan provides operational and administrative services to investment companies with approximately $210 billion in assets and having approximately 304,995 shareholder accounts as of December 31, 2001. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.



                            OTHER SERVICE PROVIDERS

CUSTODIAN. J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245, acts as the Fund's custodian. serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT. J.P. Morgan, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency services for the Fund pursuant to the Sub-Administration Agreement. serves as the Funds' Transfer Agent and Dividend Disbursing Agent.


INDEPENDENT AUDITORS. Ernst & Young LLP serves as independent auditors for the Fund and audits the annual financial statements of the Portfolios of the Fund.

FUND COUNSEL. Mayer, Brown, Rowe & Maw LLP, located at 1675 Broadway, New York, NY 10019, acts as the Fund's legal counsel.



                             BROKERAGE TRANSACTIONS


PORTFOLIO TRANSACTIONS


The investment advisory agreement authorizes the Adviser and/or the Sub-Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser and/or the Sub-Adviser to use its best efforts to obtain the best execution with respect to all transactions for each Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser and/or the Sub-Adviser will consider all matters it deems relevant, including the following: the Adviser's and/or Sub-Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's and/or Sub-Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

In seeking to implement the Fund's policies, the Adviser and/or the Sub-Adviser effects transactions with those brokers and dealers who the Adviser and/or the Sub-Adviser believe provide the most favorable prices and are capable of providing efficient executions. If the Adviser and/or the Sub-Adviser believe the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios and any other portfolios the Fund may establish or the Adviser and/or the Sub-Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.


It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund portfolios for their clients.


The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

As an indirect subsidiary of Morgan Stanley, the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.



                              GENERAL INFORMATION


FUND HISTORY

Morgan Stanley Institutional Liquidity Funds is an open end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003.


DESCRIPTION OF SHARES AND VOTING RIGHTS


The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All classes of shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Service Class, Investor Class, Administrative Class, Advisory Class and Participant Class bear expenses related to compensating service organizations who provide personal and account maintenance services and administrative services to shareholders and distribution related services to the Fund, as the case may be (see, "Service and Distribution of Shares").


The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund's shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.


DIVIDENDS AND DISTRIBUTIONS


The Fund's policy is to distribute substantially all of the Portfolios' net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of the Portfolios at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

The Portfolios and any other portfolios which the Fund may establish from time to time are treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

SPECIAL CONSIDERATIONS FOR THE PORTFOLIO. Net investment income is computed and dividends declared, on each day for each Portfolio as of the following times: for the Money Market Portfolio, Prime Portfolio, Government Portfolio and Treasury Portfolio -- 5.00 p.m. Eastern Time; for the Government Securities Portfolio and Treasury Securities Portfolio -- 3:00 p.m. Eastern Time; and for the Tax-Exempt Portfolio -- 2:00 p.m. Eastern Time. Such dividends are payable to each Portfolio's shareholders who are shareholders of record on that day as of the stated times for each Portfolio set forth above, if the Portfolio is open for business on that day. Shareholders who redeem prior to such respective times are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of such respective times on the preceding business day on which the Portfolio was open for business. These dividends accrue daily and are distributed on the first business day of each month, or the next business day if the first day of the month is a holiday or weekend. Net realized short-term capital gains, if any, of the Portfolios will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.



                               TAX CONSIDERATIONS


The Portfolios and any other portfolios which the Fund may establish from time to time are treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

The Portfolios intend to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolios expect to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers.

Each Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

The Fund is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders (as of the date of this Prospectus is 28%). In order to avoid this backup withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio of investment income and short-term capital gains.


Although income received on direct U.S. Government obligations is taxable at the Federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.


Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Under current law, the maximum rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital would return to 20% in 2009. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

Gain or loss on the sale or redemption of shares of a Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

Exchanges of shares of a Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first portfolio, followed by the purchase of shares in the second portfolio.


If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Morgan Stanley Investment Management Inc. provided the initial capital for the
Portfolio by purchasing 100,000 shares of the Fund for $100,000 on November   ,
2003. As of the date of this Statement of Additional Information the Investment Manager owned 100% of the outstanding shares of each Portfolio. Morgan Stanley Investment Management Inc. may be deemed to control the Portfolios until such time as it owns less than 25% of the outstanding shares of each Portfolio.

As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Portfolios owned by the Fund's officers and Trustees as a group was less than 1% of each Portfolio's shares of beneficial interest outstanding.



                            PERFORMANCE INFORMATION


The Fund may from time to time quote various performance figures to illustrate the past performance of each Portfolio. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

YIELD OF THE PORTFOLIOS

The current yield of the Portfolios as may be quoted from time to time in advertisements and other communications to shareholders and potential investors is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by the value of the account at the beginning of the period and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by each Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualizing of the current yield with all dividends reinvested, may also be calculated for a Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the results.

The net asset value per share of each Portfolio is $1.00. The yield of each Portfolio will fluctuate. The annualizing of a week's dividend is not a representation by a Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments each Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze a Portfolio and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared and differences in the methods used in valuing a Portfolio's instruments, computing net asset value and calculating yield.


The yields quoted in any advertisement or other communication should not be considered a representation of the yield of a Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by a Portfolio and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.


Yield information may be useful in reviewing the performance of a Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Portfolio's yield fluctuates.




                              COMPARATIVE INDICES



The Portfolios may from time to time use one or more of the following unmanaged indices for performance comparison purposes:



CONSUMER PRICE INDEX


The Consumer Price Index is published by the US Department of Labor and is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.


LIPPER MONEY MARKET AVERAGE


The Lipper Money Market Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc., classified as money market funds for any given period. The number of funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.


MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX


The Merrill Lynch Corporate & Government Bond Index includes over 4,500 U.S. Treasury, Agency and investment grade corporate bonds. The Index is calculated daily and will be used from time to time in performance comparison for partial month periods.



                              FINANCIAL STATEMENTS



The Statement of Assets and Liabilities of Morgan Stanley Institutional Liquidity Funds -- Prime Portfolio at October 28, 2003 included in this Statement of Additional Information and incorporated by reference in the Prospectus has been so included and incorporated in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                     *****


This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.


                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                                PRIME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 28, 2003





  ASSETS:
   Cash ...........................................................................   $  100,000
                                                                                      ----------
     Total Assets .................................................................      100,000
                                                                                      ----------
        Net Assets ................................................................   $  100,000
                                                                                      ==========
  ANALYSIS OF NET ASSETS:
   Paid-in Capital ................................................................   $  100,000
                                                                                      ==========
  INSTITUTIONAL CLASS
   Net Assets .....................................................................   $  100,000
   Net Asset Value per Share:
     Applicable to 100,000 outstanding $0.01 par value shares (unlimited number of
      shares authorized) ..........................................................   $     1.00
                                                                                      ==========
  SERVICE CLASS
   Net Assets .....................................................................   $        0
   Net Asset Value per Share:
     Applicable to 0 outstanding $0.01 par value shares (unlimited number of shares
      authorized) .................................................................   $      N/A
                                                                                      ==========
  INVESTOR CLASS
   Net Assets .....................................................................   $        0
   Net Asset Value per Share:
     Applicable to 0 outstanding $0.01 par value shares (unlimited number of shares
      authorized) .................................................................   $      N/A
                                                                                      ==========
  ADMINISTRATIVE CLASS
   Net Assets .....................................................................   $        0
   Net Asset Value per Share:
     Applicable to 0 outstanding $0.01 par value shares (unlimited number of shares
      authorized) .................................................................   $      N/A
                                                                                      ==========
  ADVISORY CLASS
   Net Assets .....................................................................   $        0
   Net Asset Value per Share:
     Applicable to 0 outstanding $0.01 par value shares (unlimited number of shares
      authorized) .................................................................   $      N/A
                                                                                      ==========
  PARTICIPANT CLASS
   Net Assets .....................................................................   $        0
   Net Asset Value per Share:
     Applicable to 0 outstanding $0.01 par value shares (unlimited number of shares
      authorized) .................................................................   $      N/A
                                                                                      ==========



NOTES TO FINANCIAL STATEMENT


NOTE 1 ORGANIZATION

Morgan Stanley Institutional Liquidity Funds (the "Fund") is an open end management investment company established under Massachusetts law as a Massachusetts business trust on February 13, 2003.

The Fund has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, of 100,000 shares of beneficial interest at an aggregate purchase price of $100,000 in the Prime Portfolio (the "Portfolio") of the Fund. The Adviser has agreed to absorb any organization and/or offering costs associated with the opening of the Fund. The Portfolio (the "Portfolio") is one of seven portfolios currently comprising the Fund. As of the date of this statement, no other portfolio has commenced operations. The Portfolio is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek preservation of capital, daily liquidity and maximum current income.


NOTE 2 ACCOUNTING POLICIES

The significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


NOTE 3 AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Portfolio will pay the Adviser an annual fee, calculated by applying a monthly rate based on the annual rate of 0.15% of the Portfolio's average daily net assets for the month. The Adviser has voluntarily agreed to reduce its advisory fees and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of each Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class and Participant Class will not exceed 0.20%, 0.25%, 0.30%, 0.35%, 0.45% and 0.60%
of their average daily net assets, respectively. Morgan Stanley Investment Advisors Inc. (the "Sub-Adviser") makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays the Sub-Adviser 40% of the fee the Adviser receives from the Portfolio for these services (net of applicable fee waivers).

Shares of the Fund are distributed by Morgan Stanley & Co. (the "Distributor"), an affiliate of the Investment Adviser. Pursuant to Administrative Plans, the Service Class Shares, Investor Class Shares and Administrative Class Shares each will pay the Distributor a monthly or quarterly administration fee of up to 0.05%, 0.10% and 0.15% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administration services to shareholders. Pursuant to a Service and Shareholder Administration Plan, the Advisory Class Shares will pay the Distributor a monthly or quarterly administration fee of up to 0.25% of the average daily net assets of such class of shares, to compensate service organizations for providing personal and account maintenance services and administration services to shareholders. Pursuant to a Distribution and Shareholder Service Plan, the Participant Class Shares will pay the Distributor a monthly or quarterly service fee of up to 0.40% of the average daily net assets of such class of shares, as compensation for, or to compensate service organizations for providing, as the case may be, personal and account maintenance services and administration services to shareholders or distribution related services to the Fund. The Fund has adopted the Distribution and Shareholder Service Plan, on behalf of the Participant Class Shares, in accordance with the provisions of Rule 12b-1 under the Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of shares.

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement for a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of J.P. Morgan Chase Bank, JPMIS provides certain administrative services to the Portfolio. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Portfolio. An employee of JPMIS is an officer of the Fund.

J.P. Morgan Chase Bank serves as custodian for the Portfolio in accordance with a custodian agreement.


NOTE 4 FEDERAL INCOME TAXES


It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statement.

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholder and Board of Trustees of Morgan Stanley Institutional Liquidity Funds


We have audited the accompanying statement of assets and liabilities of the Prime Portfolio of Morgan Stanley Institutional Liquidity Funds (the "Fund", one of the portfolios constituting the Fund) as of October 28, 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.


We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.




In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Prime Portfolio of Morgan Stanley Institutional Liquidity Funds as of October 29, 2003 in conformity with accounting principles generally accepted in the United States of America.



                                                       /s/ Ernst & Young LLP
                                                       ------------------------
                                                       Ernst & Young LLP


Boston, Massachusetts
October 29, 2003

XIII. MORGAN STANLEY INVESTMENT MANAGEMENT
      PROXY VOTING POLICY AND PROCEDURES
--------------------------------------------------------------------------------

I. POLICY STATEMENT

     INTRODUCTION. Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

     Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

     PROXY RESEARCH SERVICES. To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

     VOTING PROXIES FOR CERTAIN NON-US COMPANIES. While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.


II. GENERAL PROXY VOTING GUIDELINES

     To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.


III. GUIDELINES


A. MANAGEMENT PROPOSALS

   1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

       o Selection or ratification of auditors.

       o Approval of financial statements, director and auditor reports.

       o Election of Directors.

       o Limiting Directors' liability and broadening indemnification of Directors.

       o Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

       o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       o Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

       o General updating/corrective amendments to the charter.

       o Elimination of cumulative voting.

       o Elimination of preemptive rights.

       o Provisions for confidential voting and independent tabulation of voting results.

       o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

   2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.


       Capitalization changes

       o Capitalization changes that eliminate other classes of stock and voting rights.

       o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

        o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.


        o Proposals for share repurchase plans.


        o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.


        o Proposals to effect stock splits.


        o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.



        Compensation


        o Director fees, provided the amounts are not excessive relative to other companies in the country or industry.


        o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.


        o Establishment of Employee Stock Option Plans and other employee ownership plans.


        Anti-Takeover Matters


        o Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.


        o Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.


    3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.


        o Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.


        o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.


        o Creation of "blank check" preferred stock.


        o Changes in capitalization by 100% or more.


        o Compensation proposals that allow for discounted stock options which have not been offered to employees in general.


        o Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.


        o  Proposals to indemnify auditors.

   4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.


       Corporate Transactions


       o Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

       o Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

       o Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

       o Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

         (i)        Whether the stock option plan is incentive based;

         (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

         (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.


       Anti-Takeover Provisions


       o Proposals requiring shareholder ratification of poison pills.

       o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.


B. SHAREHOLDER PROPOSALS


   1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

       o Requiring auditors to attend the annual meeting of shareholders.

       o Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

       o Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

       o Confidential voting.

       o Reduction or elimination of supermajority vote requirements.


   2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

       o Proposals that limit tenure of directors.

       o Proposals to limit golden parachutes.

       o Proposals requiring directors to own large amounts of stock to be eligible for election.

       o Restoring cumulative voting in the election of directors.

       o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

       o Proposals that limit retirement benefits or executive compensation.

       o Requiring shareholder approval for bylaw or charter amendments.

       o Requiring shareholder approval for shareholder rights plan or poison pill.

       o Requiring shareholder approval of golden parachutes.

       o Elimination of certain anti-takeover related provisions.

       o Prohibit payment of greenmail.

   3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

       o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

       o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

       o Proposals that require inappropriate endorsements or corporate actions.


IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES


A. PROXY REVIEW COMMITTEE

   1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

       (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

       (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

       (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

       (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.


       (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.


       (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


       (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

                            PART C OTHER INFORMATION

Item 23.        Exhibits:

    (a). Declaration of Trust of the Registrant, dated February 13, 2003, is incorporated by reference to Exhibit (a) of the Initial Registration Statement on Form N-1A, filed on May 2, 2003.

    (b). Amended and Restated By-Laws of the Registrant, dated October 23, 2003, filed herein.

    (c).        None

    (d)(1). Form of Investment Management Agreement between the Registrant and Morgan Stanley Investment Management Inc., filed herein.

    (d)(2). Form of Sub-Advisory Agreement between Morgan Stanley Investment Mangagement Inc. and Morgan Stanley Investment Advisors Inc.

    (e). Form of Distribution Agreement between the Registrant and Morgan Stanley & Co. Incorporated, filed herein.

    (f).        Not applicable

    (g)         Form of Custodian Agreement, filed herein.

    (h)(1). Form of Administration/Service Agreement between Registrant and Morgan Stanley Investment Management Inc., filed herein.


    (h)(2). Form of Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and JP Morgan Chase, filed herein.


    (i)(1).     Opinion of Mayer, Brown, Rowe & Maw, filed herein.


    (i)(2).     Opinion of Dechert, filed herein.

    (j).        Consent of Independent Auditors, filed herein.

    (k).        Not applicable

    (l). Investment Letter of Morgan Stanley Investment Management Inc., filed herein.

    (m)(1). Administration Plans between the Registrant and Morgan Stanley & Co. Incorporated.

    (m)(2). Form of Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley & Co. Incorporated, filed herein.

    (n). Form of Multiple Class Plan pursuant to Rule 18f-3, filed herein.

    (o).        Not applicable

    (p)(1). Code of Ethics of Morgan Stanley Investment Management, filed herein.

    (p)(2).     Code of Ethics of the Morgan Stanley Funds, filed herein.


    Other.      Powers of Attorney, dated October 22, 2003, filed herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         None

ITEM 25. INDEMNIFICATION.

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management"). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley & Co.

         THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two,
Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas, New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

NAME AND POSITION WITH                        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT Management Inc.     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
-----------------------------------------     ----------------------------------------------------------
Mitchell M. Merin                             President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer            Investment Management; Chairman, Chief Executive Officer and
and Director                                  Director of Morgan Stanley Distributors and Morgan Stanley
                                              Trust; President, Chief Executive Officer and Director of Morgan
                                              Stanley Services; President and Chief Executive Officer of the
                                              Morgan Stanley Funds; Executive Vice President and Director of
                                              Morgan Stanley DW; Director of Morgan Stanley Investment
                                              Management Inc.; Member of the Executive Committee of Morgan
                                              Stanley Investments LP; Director of various Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                    Managing Director and General Counsel of Morgan Stanley
Managing Director and Director                Investment Management; Managing Director and Director of Morgan
                                              Stanley Services; Vice President and Secretary of Morgan Stanley
                                              Distributors; Vice President, Secretary and General Counsel of
                                              the Morgan Stanley Funds.

NAME AND POSITION WITH                        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT Management Inc.     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
-----------------------------------------     ----------------------------------------------------------
Joseph J. McAlinden                           Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                         Investment Management Inc.; Chief Investment Officer and
Chief Investment Officer                      Managing Director of Morgan Stanley Investments LP; Director of
                                              Morgan Stanley Trust.

Ronald E. Robison                             Managing Director, Chief Administrative Officer and and Director
Managing Director,                            of Morgan Stanley Services and Chief Executive Officer and
Chief Administrative Officer and              Director of Morgan Stanley Trust.
Director

Rajesh K. Gupta                               Managing Director and Chief Administrative Officer- Investments
Managing Director and                         of Morgan Stanley Investment Management Inc. and Morgan Stanley
Chief Administrative Officer-                 Investments LP.
Investments

Jeffrey Hiller                                None
Managing Director and
Global Director of Compliance

Alexander C. Frank                            Global Treasurer of Morgan Stanley
Managing Director and Treasurer

         In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to several other registered investment companies.

ITEM 27.   PRINCIPAL UNDERWRITERS

(a) Morgan Stanley & Co. Incorporated acts as the distributor for Morgan Stanley Institutional Fund Inc. and the Universal Funds, Inc., registered open-end management investment companies.

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.


NAME AND PRINCIPAL           POSITION AND OFFICES WITH
BUSINESS ADDRESS*            MORGAN STANLEY & CO. INCORPORATED
------------------           ---------------------------------
Zoe Cruz                     Director
Bruce D. Fiedorek            Director and Vice Chairman
John P. Havens               Director
Donald G. Kempf, Jr.         Director
Tarek F. Abdel-Meguid        Director
Stephan F. Newhouse          Director, Co-President and Chief Operating Officer
Vikram S. Pandit             Director, Co-President and Chief Operating Officer
Joseph R. Perella            Director, Chairman and Chief Executive Officer
Thierry G. Porte             Director
Philip J. Purcell            Director
Robin Roger                  Director, General Counsel and Secretary
Alexander C. Frank           Treasurer
Robert G. Scott              Chief Financial Officer

* Morgan Stanley & Co. Incorporated 1585 Broadway New York, NY 10036


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         J.P. Morgan Investor Services Co., Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

         In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

         In addition, Morgan Stanley Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.


ITEM 30. UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to Registration Statement No. 333-104972 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York on the 30th day of October, 2003.



                  Morgan Stanley Institutional Liquidity Funds

                            By: /s/ Ronald E. Robison
                                ---------------------
                                Ronald E. Robison
                           Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


*/s/ Michael Bozic              Trustee                         October 30, 2003
----------------------------
Michael Bozic

**/s/ Charles A. Fiumefreddo    Chairman and Trustee            October 30, 2003
----------------------------
Charles A. Fiumefreddo

*/s/ Edwin J. Garn              Trustee                         October 30, 2003
----------------------------
Edwin J. Garn

*/s/ Wayne E. Redien            Trustee                         October 30, 2003
----------------------------
Wayne E. Redien

*/s/ Joseph J. Kearns           Trustee                         October 30, 2003
----------------------------
Joseph J. Kearns

**/s/ James F. Higgins          Trustee                         October 30, 2003
----------------------------
James F. Higgins

*/s/ Manuel H. Johnson          Trustee                         October 30, 2003
----------------------------
Manuel H. Johnson

*/s/ Michael Nugent             Trustee                         October 30, 2003
----------------------------
Michael Nugent

*/s/ Fergus Reid                Trustee                         October 30, 2003
----------------------------
Fergus Reid

**/s/ Phillip J. Purcell        Trustee                         October 30, 2003
----------------------------
Phillip J. Purcell


*By: /s/ Ronald E. Robison         **/s/ Barry Fink
     ----------------------        -----------------------
     Ronald E. Robison             Barry Fink
     Attorney-In-Fact              Attorney-In-Fact

                  Morgan Stanley Institutional Liquidity Funds

                                  Exhibit Index


(b).        Amended and Restated By-Laws of the Registrant, dated October 23,
            2003

(d) (1). Form of Investment Management Agreement between the Registrant and Morgan Stanley Investment Management Inc.

(d) (2). Form of Sub-Advisory Agreement between Morgan Stanley Investment Management and Morgan Stanley Investment Advisors Inc.

(e). Form of Distribution Agreement between the Registrant and Morgan Stanley & Co. Incorporated.

(g)         Form of Custodian Agreement

(h) (1). Form of Administration/Service Agreement between Registrant and Morgan Stanley Investment Management Inc.

(h) (2). Form of Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and JP Morgan Chase.


(i) (1).    Opinion of Mayer, Brown, Rowe & Maw.


(i) (2).    Opinion of Dechert

(j).        Consent of Independent Auditors

(l).        Investment Letter of Morgan Stanley Investment Management Inc.

(m)(1). Administration Plans between the Registrant and Morgan Stanley & Co., Incorporated.

(m)(2). Form of Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley & Co., Incorporated.

(n)         Form of Multiple Class Plan pursuant to Rule 18f-3.

(p) (1).    Code of Ethics of Morgan Stanley Investment Management

(p) (2).    Code of Ethics of the Morgan Stanley Funds

Other.      Power of Attorney of Trustees, dated October 22, 2003